Taxes on Income (Details) ₪ in Billions		1 Months Ended	12 Months Ended
	Jan. 01, 2011	Dec. 22, 2017	Dec. 31, 2024 USD ($)	Dec. 31, 2024 ILS (₪)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Taxes on Income [Line items]
Revenues (in New Shekels)			$ 160,953,000	₪ 10	$ 142,519,000	$ 129,339,000
Percentage of subject to tax at a rate			12.00%	12.00%
Consolidated revenue (in New Shekels)			$ 160,953,000		142,519,000	129,339,000
Tax assessment year			2019	2019
Carried forward losses and other temporary difference amount (in Dollars)			$ 158,000
Losses and other temporary differences (in Dollars)			356,000
Deferred tax asset, net (in Dollars)			488,000
Deferred tax income (in Dollars)			(1,337,000)
Bottom of range [member]
Taxes on Income [Line items]
Reduce tax rate		21.00%
Deferred tax income (in Dollars)			488,000
Top of range [member]
Taxes on Income [Line items]
Reduce tax rate		35.00%
Deferred tax income (in Dollars)			$ 16,000
Preferred Technological Enterprise [Member]
Taxes on Income [Line items]
Percentage of subject to tax at a rate			6.00%	6.00%
Deferred taxes [Member]
Taxes on Income [Line items]
Deferred tax asset, net (in Dollars)			$ 488
Deferred taxes [Member] | Bottom of range [member]
Taxes on Income [Line items]
Deferred tax income (in Dollars)			16
Deferred taxes [Member] | Top of range [member]
Taxes on Income [Line items]
Deferred tax income (in Dollars)			$ 488
Law for the Encouragement of Industry (Taxes), 1969 [Member]
Taxes on Income [Line items]
Tax rate			90.00%	90.00%
Period of right to deduct expenses related to public offerings			three	three
Law for the Encouragement of Industry (Taxes), 1969 [Member] | Patents, know-how and certain other intangible [Member]
Taxes on Income [Line items]
Useful life of intangible assets			eight	eight
Preferred Enterprise [Member]
Taxes on Income [Line items]
Threshold rate	25.00%
Tax benefits under Amendment 60 [Member]
Taxes on Income [Line items]
Percentage of subject to tax at a rate			7.50%	7.50%
Tax benefits under Amendment 60 [Member] | Preferred Technological Enterprise [Member]
Taxes on Income [Line items]
Percentage of subject to tax at a rate			4.00%	4.00%
Consolidated revenue (in New Shekels) | ₪				₪ 10
Legislative Amendments [Member]
Taxes on Income [Line items]
Corporate income tax rate			23.00%	23.00%
Carry Forward Losses for Tax Purposes and Other Temporary Differences [Member]
Taxes on Income [Line items]
Carried forward losses and other temporary difference amount (in Dollars)					$ 13,419,000